Shareholders' Equity (Details) (USD $)	3 Months Ended		12 Months Ended									12 Months Ended					3 Months Ended		12 Months Ended			1 Months Ended	3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Common Stock [Member]		Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Jun. 30, 2009 Common Stock [Member]	Dec. 31, 2012 Series C Preferred Stock [Member]		Dec. 31, 2011 Series C Preferred Stock [Member]	Dec. 31, 2010 Series C Preferred Stock [Member]	Oct. 31, 2012 Series C Preferred Stock [Member]	Mar. 31, 2013 Series E Preferred Stock [Member]	Dec. 31, 2012 Series E Preferred Stock [Member]	Dec. 31, 2012 Series E Preferred Stock [Member]	Oct. 05, 2012 Series E Preferred Stock [Member]	Dec. 31, 2011 Series E Preferred Stock [Member]	Mar. 31, 2010 7.375% Series D Cumulative Redeemable Preferred Stock [Member]	Dec. 31, 2012 7.375% Series D Cumulative Redeemable Preferred Stock [Member]	Mar. 31, 2011 7.375% Series D Cumulative Redeemable Preferred Stock [Member]	Dec. 31, 2012 Series D Preferred Stock [Member]	Dec. 31, 2011 Series D Preferred Stock [Member]	Dec. 31, 2010 Series D Preferred Stock [Member]	Dec. 31, 2012 Cash Dividend Paid January 16, 2012 [Member]	Dec. 31, 2011 Accumulated Deficit [Member]	Dec. 31, 2010 Accumulated Deficit [Member]	Dec. 31, 2012 Accumulated Deficit [Member] Series C Preferred Stock [Member]
Shareholders Equity [Line Items]
Common stock, shares authorized	350,000,000			350,000,000	350,000,000
Common Stock [Abstract]
Public offering, shares issued																			6,900,000
Common stock, par value (in dollars per share)	$ 0.01			$ 0.01	$ 0.01						$ 0.01
Preferred Stock, Liquidation Preference, Value												$ 250.00				$ 115,000,000				$ 25.00
Proceeds from issuances of preferred stock				166,720,000	0	229,347,000													166,636,000
Preferred Stock [Abstract]
Dividend rate (in thousandths)																	6.625%					7.375%
Depositary shares, liquidation preference (in dollars per share)																								$ 25.00
Depositary shares oustanding																							18,150,000
Preferred stock, par value (in dollars per share)	$ 0.01			$ 0.01	$ 0.01
Preferred Stock, Redemption Amount																115,891,000
Dividends in arrears per share (in dollars per share)																							$ 18.4375
Dividends in arrears per depositary share (in dollars per share)																		$ 1.65625					$ 1.84375
Dividends, Preferred Stock				47,511,000	42,376,000	32,619,000																							42,376,000	32,619,000	3,773,000
Proceeds from (Repayments of) Lines of Credit	50,745,000
Preferred stock, shares outstanding (in shares)												0		460,000				690,000	690,000		0				1,815,000	1,815,000
Dividends [Abstract]
Common stock cash dividends per share (in dollars per share)		$ 0.22	$ 0.05	$ 0.17																								$ 0.22
Dividends payable	$ 35,485,000			$ 35,485,000	$ 31,156,000											$ 891,000
Common stock, shares outstanding	161,309,652			161,309,652	148,364,037
Intangible Assets Disclosure [Text Block]					December 31, 2011
Preferred stock, shares authorized	15,000,000			15,000,000	15,000,000
Allocation of Dividends Declared and Paid							$ 0.83	[1]	$ 0.84	$ 0.80		$ 14.53	[2]	$ 19.38	$ 19.38				$ 3.91 [3]						$ 18.44	$ 18.44	$ 18.44

[1]	Of the $0.22 per share dividend declared on November 18, 2012 and paid January 16, 2013, $0.17 per share is taxable in 2012 and $0.05 per share will be reported and is taxable in 2013.
[2]	Represents the three regular quarterly dividends paid in 2012, prior to the redemption on November 5, 2012.
[3]	Represents dividends for the partial quarter covering October 5, 2012 through December 31, 2012.